Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 28, 2014	Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	CROGHAN BANCSHARES INC
Entity Central Index Key	0000887149
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,270,729
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 54,619,560
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Trading Symbol	CHBH